SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Parties
Short-term employee benefits	$ 1,827	$ 1,477
Share-based payments	1,674	930
Key management personnel compensation	$ 3,501	$ 2,407